VictoryShares Small Cap Free Cash Flow ETF Expense Example - VictoryShares Small Cap Free Cash Flow ETF - VictoryShares Small Cap Free Cash Flow ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	$ 695